As filed with the Securities and Exchange Commission on June 2, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08977

GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 600, PLEASANT HILL, CA 94523-3967

(Address of principal executive offices) (Zip code)

STARR E. FROHLICH GENWORTH FINANCIAL WEALTH MANAGEMENT, INC. 2300 CONTRA COSTA BOULEVARD, SUITE 600 PLEASANT HILL, CA 94523-3967

(Name and address of agent for service)

Registrant’s telephone number, including area code 800-238-0810

Date of fiscal year end: September 30, 2011

Date of reporting period: October 1, 2010 through March 31, 2011

Item 1.	Reports to Stockholders.

GENWORTH

FINANCIAL

CONTRA FUND

SEMI-ANNUAL REPORT  |  MARCH 31, 2011

Genworth Financial Asset

Management Funds

NOT FDIC INSURED | NOT BANK GUARANTEED | MAY LOSE VALUE

WHAT’S INSIDE

LETTER FROM THE PRESIDENT

Contra Fund Report for the six-month period ended March 31, 2011

The following is the semi-annual report for the Genworth Financial Contra Fund (the Fund or Contra Fund) for the six-month period ended March 31, 2011. This letter reviews the objective and strategy of the Fund, what we believe to be the period’s prevailing economic and market conditions, and the Fund’s performance over the last six months. We hope you will find this report useful and informative.

Contra Fund Objective and Strategy

The Contra Fund seeks to provide protection against severe and sustained declines in the value of the equity allocation of certain assets managed by Genworth Financial Wealth Management, Inc. (GFWM) for its advisory clients. As the Fund’s investment advisor, GFWM analyzes various mutual funds and securities owned by certain of its advisory clients and performs a statistical analysis on the return characteristics of these securities at the individual security and/or portfolio level. This periodic analysis may include a review of historical holdings or recommendations for client accounts.

Based on this analysis, GFWM determines a composite performance benchmark, which it calls the Equity Hedging Benchmark. GFWM then instructs Credit Suisse Asset Management, LLC (Credit Suisse), the Fund’s sub-advisor, on the nature, timing, and performance expectations related to and associated with this Equity Hedging Benchmark. Credit Suisse uses a quantitative and qualitative investment process to select investments designed to provide protection against severe and sustained declines in the performance of the broad-based equity market beyond predetermined levels as reflected by the Equity Hedging Benchmark. As a result of these hedging investment techniques, the value of your investment in the Fund generally will decrease when the broad-based equity market appreciates. Conversely, when the value of the broad-based equity market decreases, the value of your investment in the Fund generally will increase.

The Contra Fund is designed for use in GFWM’s Actively Managed Protection (AMP) service, available to its advisory clients. The AMP service allocates a portion of the account of each AMP client to the purchase of Contra Fund shares. This allocation may significantly change over any investment period. The Contra Fund is only available to GFWM clients, and it is not intended to serve as a complete, stand-alone investment program. The Fund may also be used at GFWM’s discretion to periodically hedge equity market risk or to make a directional equity market allocation within other products managed only for GFWM clients. The discretionary usage of the Fund by GFWM does not impact the composite equity holdings calculation noted above, or the management of the Fund.

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Market Overview

The major equity indices finished higher for the six-month period ended March 31, 2011. Positive equity performance characterized the period, as the S&P 500® Index1 finished flat to higher each month on a total return basis. Strength in corporate profits and a fairly accommodative interest rate environment contributed to the upward move in stocks.

Equity markets did experience bouts of volatility however, as civil unrest in the Middle East and North Africa pushed energy prices higher and threatened to curb global growth. Markets were also buffeted by the tragic and still unresolved catastrophes in Japan stemming from earthquakes, tsunamis and nuclear fallout.

Volatility, as represented by the Chicago Board Option Exchange Volatility Index® (VIX® )2 trended lower throughout the fourth quarter of 2010 reaching a low for the year on 12/22/10. The index spiked to 29.4 on the news out of Japan before ending the six-month period at 17.74.

Fund Performance and Overview

For the six-month period ended March 31, 2011, the Contra Fund’s performance was -99.01%. Over the same period, the S&P 500® Index posted a gain of 17.3% and the Russell 2000® Index3 posted a gain of 25.5%.4 The loss by the Fund over the six-month reporting period is primarily attributable to the appreciation of the equity markets during the fourth quarter of 2010 and the first quarter of 2011. During these quarters, the put options5 held by the Fund typically lost most of their value.

The primary strategy implemented for the Fund each quarter involved the purchase of put options on the S&P 500® Index and Russell 2000® Index. The goal of this strategy is to provide protection against sharp market downturns. Whether the Fund experiences gains or losses largely hinges on the performance of the put options. Put options may perform well following sharp market declines, but will generally lose all their value in flat or rising markets.

It is important to note that the experience of an individual shareholder may be vastly different from these quarterly Fund performance calculations. As noted earlier, the Fund is designed to be used dynamically as part of GFWM’s AMP service. During any period, allocations to the Fund by this service may vary considerably, and therefore the actual impact of the Fund on a client’s account may also vary considerably from the performance of the Fund. Other GFWM clients with allocations to the Fund may also experience these differences.

Based on its current structure, we would anticipate that the value of the Fund would only appreciate if the market experiences severe and sustained declines. This performance is consistent with the Fund’s objective and its role in the various GFWM managed products in which it is used.

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Thank you for your investment in the Genworth Financial Contra Fund. We look forward to continuing to serve your investment needs in the future.

Sincerely,

Carrie E. Hansen

President, Genworth Financial Asset Management Funds

[1]	The S&P 500® Index is a market-capitalization-weighted index of 500 widely held common stocks
[2]

The Chicago Board Options Exchange Volatility Index® (VIX®) is a measure of the implied volatility of the S&P 500® index options. It represents a measure of the market’s expectation of volatility over the next 30-day period.

[3]

The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index, and represents approximately 10% of the total market capitalization of the Russell 3000 Index.

[4]

For the S&P 500® Index and the Russell 2000® Index, the closing values for the end of the period is used as the basis of performance calculation. For the Contra Fund, the net asset value of a single share at the end of the period is used as the basis of performance calculation.

[5]	Put options are the right to sell shares of a particular stock of index at a predetermined price before a preset deadline in exchange for a premium payment.

It is not possible to make an investment in any index. Past performance is not indicative of future results.

Investments in the Fund will fluctuate and, when redeemed, may be worth more or less than originally invested.

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Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money. The prospectus is available upon request, without charge, by calling 1-888-278-5809.

119627 050511

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Fund at a Glance (unaudited)

Investment Breakdown*

March 31, 2011

*	As a percentage of total investments. Please note that Fund holdings are subject to change.

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2010, and held for the six months ended March 31, 2011.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(2)
Genworth Financial Contra Fund	$1,000.00	$9.90	1.75%	$4.41
(1)	For the six months ended March 31, 2011.

(2)	Expenses (net of waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(2)
Genworth Financial Contra Fund	$1,000.00	$1,016.21	1.75%	$8.80
(1)	For the six months ended March 31, 2011.

(2)	Expenses (net of waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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Schedule of Investments (unaudited)	March 31, 2011

CONTRACTS		VALUE
PURCHASED OPTIONS* — 94.37%
	Russell 2000 Index
100	Put Expiration: June, 2011, Exercise Price: $820.00	$262,500
700	Put Expiration: June, 2011, Exercise Price: $840.00	2,338,000
	S&P 500 Index
2,200	Put Expiration: June, 2011, Exercise Price: $1,300.00	7,150,000
1,200	Put Expiration: June, 2011, Exercise Price: $1,325.00	5,004,000
	TOTAL PURCHASED OPTIONS (Cost $21,681,203)	14,754,500
SHARES
SHORT TERM INVESTMENTS — 15.10%
Money Market Funds — 15.10%
2,361,070	Goldman Sachs Financial Square Funds-Government Fund, 0.05%**	2,361,070
	TOTAL SHORT TERM INVESTMENTS (Cost $2,361,070)	2,361,070
	TOTAL INVESTMENTS — 109.47% (Cost $24,042,273***)	17,115,570
	Liabilities in Excess of Other Assets — (9.47)%	(1,479,921)
	TOTAL NET ASSETS — 100.00%	$15,635,649
*	All options are exchange-traded options and are executed through the Chicago Board Options Exchange.
**	Rate listed is 7-day yield.
***	Aggregate cost for Federal income tax purposes is $17,115,570.

Percentages are stated as a percent of net assets.

Schedule of Options Written (unaudited)	March 31, 2011

CONTRACTS		VALUE
WRITTEN OPTIONS
	Russell 2000 Index
700	Put Expiration: June, 2011, Exercise Price: $660.00	$208,250
	S&P 500 Index
3,100	Put Expiration: June, 2011, Exercise Price: $1,075.00	1,224,500
	TOTAL WRITTEN OPTIONS (Premiums Received $3,060,291)	$1,432,750

See Notes to Financial Statements.

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Statement of Assets & Liabilities (unaudited)	March 31, 2011

ASSETS:
Investments, at value (Cost $24,042,273)	$17,115,570
Income receivable	104
Receivable from Investment Advisor	30,560
Receivable for fund shares sold	13,108
Prepaid expenses	31,338
Total Assets	17,190,680
LIABILITIES:
Options written, at value (cost $3,060,291)	1,432,750
Payable for fund shares redeemed	21,132
Accrued administration, accounting and shareholder servicing fees	9,019
Other accrued expenses	92,130
Total Liabilities	1,555,031
Total Net Assets	$15,635,649
NET ASSETS CONSIST OF:
Capital stock	$474,453,055
Accumulated undistributed net investment loss	(170,508)
Accumulated undistributed net realized loss	(453,347,736)
Net unrealized depreciation on investments	(5,299,162)
Total Net Assets	$15,635,649
Shares Outstanding (unlimited shares of no par value authorized)	9,918,225
Net Asset Value, Per Share	$1.58

See Notes to Financial Statements.

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Statement of Operations (unaudited)	March 31, 2011

INVESTMENT INCOME:
Interest income	$1,464
Total investment income	1,464
EXPENSES:
Management fees	117,924
Legal fees	78,950
Reports to shareholders	55,100
Administration, accounting and shareholder servicing fees	46,101
Trustees’ fees and expenses	27,718
Federal and state registration fees	20,625
Audit and tax fees	15,623
Insurance fees	8,062
Custody fees	2,726
Compliance fees	2,366
Total expenses before reimbursements	375,195
Expense reimbursements (See Note 2)	(203,223)
Net Expenses	171,972
Net Investment Loss	(170,508)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased Options	(104,393,832)
Written Options	13,503,795
Total	(90,890,037)
Change in unrealized appreciation (depreciation) on:
Purchased Options	11,660,017
Written Options	(3,526,054)
Total	8,133,963
Net realized and unrealized loss on investments	(82,756,074)
Net Decrease in Net Assets Resulting From Operations	$(82,926,582)

See Notes to Financial Statements.

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Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010
OPERATIONS:
Net investment loss	$(170,508)	$(611,552)
Net realized loss on investments	(90,890,037)	(95,296,499)
Net change in unrealized appreciation (depreciation) on investments	8,133,963	(4,118,501)
Net Decrease in Net Assets Resulting From Operations	(82,926,582)	(100,026,552)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	66,734,698	145,696,113
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(4,433,332)	(34,909,463)
Net Increase in Assets from Capital Share Transactions	62,301,366	110,786,650
DISTRIBUTIONS PAID FROM:
Net investment income	—	—
Total Distributions	—	—
Total Increase (Decrease) in Net Assets	(20,625,216)	10,760,098
NET ASSETS:
Beginning of period	36,260,865	25,500,767
End of period (including undistributed net investment loss of ($170,508) and $0, respectively)	$15,635,649	$36,260,865

See Notes to Financial Statements.

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Financial Highlights

For a Fund share outstanding throughout each period

GENWORTH FINANCIAL CONTRA FUND(1)

		Year Ended
	Period Ended 2011(2)	2010(3)	2009	2008(4)	2007(5)	2006
Net Asset Value:
Beginning of period	$159.03	$27,500.00	$2,740,500	$11,600,000	$10,450,000,000	$155,450,000,000
Operations:
Net investment income (loss)	(0.07)	(4,160.72)	(14,000)	(163,000)	(67,650,000)	200,000,000
Reprocessing adjustment(6)	—	—	—	—	—	6,650,000,000
Net realized and unrealized loss on investment securities	(157.38)	(23,180.25)	(2,699,000)	(8,696,500)	(10,340,100,000)	(151,850,000,000)
Total from Operations	(157.45)	(27,340.97)	(2,713,000)	(8,859,500)	(10,407,750,000)	(145,000,000,000)
Less Distributions:
From net investment income	—	—	—	—	(30,650,000)	—
Total Distributions	—	—	—	—	(30,650,000)	—
Net Asset Value:
End of period	$1.58	$159.03	$27,500	$2,740,500	$11,600,000	$10,450,000,000
Total Return	-99.01%	-99.42%	-99.00%	-76.38%	-99.89%	-94.52%
Supplemental Data and Ratios
Net assets; end of period (000’s)	$15,636	$36,261	$25,501	$69,484	$67,488	$21,663
Ratio of net expenses to average net assets	1.75%	1.75%	1.41%	1.59%	1.53%	1.75%
Ratio of expenses before expense reimbursement	3.82%	2.60%	1.61%	1.72%	2.72%	3.98%
Ratio of net investment income (loss) to average net assets	-1.73%	-1.74%	-1.36%	-1.08%	-0.66%	0.91%
Portfolio turnover rate(7)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended March 31, 2011 (unaudited)
(3)	During the year ended September 30, 2010, the Fund effected the following reverse stock splits: October 16, 2009 1 for 100 and April 16, 2010 1 for 500. All historical per share information has been retroactively adjusted to reflect these reverse stock splits.
(4)	During the year ended September 30, 2008, the Fund effected the following reverse stock splits: May 19, 2008 1 for 100. All historical per share information has been retroactively adjusted to reflect these reverse stock splits.
(5)	During the year ended September 30, 2007, the Fund effected the following reverse stock splits: February 21, 2007 1 for 100 and August 17, 2007 1 for 10. All historical per share information has been retroactively adjusted to reflect these reverse stock splits.
(6)	Represents processing adjustment impacting net assets and shares outstanding. Total return based on revised amounts.
(7)	Options with remaining maturities of less than one year are excluded from the portfolio turnover rate.

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Genworth Financial Contra Fund (“Contra Fund” or “Fund”), a separate series of the Genworth Financial Asset Management Funds (“Trust”), a Delaware statutory trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The Fund seeks to provide protection against severe and sustained declines in the value of the U.S. equity allocation of certain assets managed by Genworth Financial Wealth Management, Inc. (“GFWM”) for its private advisory clients. Because of the Fund’s objective of providing protection against severe and sustained declines in the value of the broader securities markets, an investment in the Fund may be subject to greater volatility than typically is the case with many mutual funds. The Fund is available only to certain private advisory clients of GFWM, and represents only a small portion of clients’ overall portfolios. The Contra Fund is designed for use in GFWM’s Actively Managed Protection (“AMP”) service. The AMP service allocates a portion of the account of each AMP client to the purchase of Contra Fund Shares. This allocation may significantly change over any investment period. The Contra Fund is not publicly available nor is it intended to serve as a complete, stand-alone investment program. The Fund may also be used at GFWM’s discretion to periodically hedge equity market risk or to make a directional equity market allocation within other products managed only for GFWM clients. The discretionary usage of the Fund by GFWM does not impact the composite equity holdings calculation, nor the management of the Fund.

The following is a summary of the significant accounting policies consistently followed by the Fund which are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities listed on a U.S. securities exchange (including securities traded through the NASDAQ) or foreign securities

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Notes to Financial Statements (unaudited) (continued)

exchange or traded in an over-the-counter market will be valued at the most recent sale (or in the case of a NASDAQ quoted security, at the NASDAQ official closing price “NOCP”), as of the time the valuation is made or, in the absence of sales, at the mean between the bid and asked quotations. If there are no such quotations, the value of these securities will be taken to be the lowest bid quotation (or sale bid, if only one bid is received) on the exchange or market. Options and futures contracts purchased and held by the Fund are valued at the close of the securities or commodities exchanges on which they are traded (typically 4:15 P.M. Eastern time). Stock index options will be valued at the mean between the last bid and asked quotations at the close of the securities exchanges on which they are traded. The Fund values its securities and other holdings based on market quotations. However, where market quotations are not readily available or are believed not to reflect market value at the close of the securities or commodities exchanges on which they are traded, fair value is determined in good faith using consistently applied procedures established by the Valuation Committee (whose members have been approved by the Fund’s Board of Trustees). The effect of valuing Fund holdings at fair value may be that the price determined might be different than the price that would be determined using market quotations or another methodology and may not reflect the price at which the Fund could sell the asset. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Valuation Committee determines that using this method would not represent fair value.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

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Notes to Financial Statements (unaudited) (continued)

•	Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Purchased Options	$14,754,500	$—	$—	$14,754,500
Short Term Investments	2,361,070	—	—	2,361,070
Total Investments in Securities	$17,115,570	$—	$—	$17,115,570
Other Financial Instruments*
Options Written	$1,432,750	$—	$—	$1,432,750
*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are reflected at market value.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards in order to enable investors to understand how and why the Trust uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Trust's results of operations and financial position.

The Contra Fund uses exchange-traded stock index options to provide protection against severe and sustained declines in the value of the equity allocation of certain assets managed by GFWM for its private advisory clients. As the Fund's investment advisor, GFWM analyzes various mutual funds and securities owned by certain of its private advisory clients and performs a statistical analysis of the return characteristics of these securities at the individual-security and/or portfolio level. This periodic analysis of securities may include a review of actual holdings or recommendations for client accounts.

Based on this analysis, GFWM determines a composite performance benchmark, which it calls the Equity Hedging Benchmark. GFWM then instructs the Fund's sub-advisor of the nature, timing, and performance expectations related to and associated with this Equity Hedging Benchmark. The sub-advisor uses a quantitative and qualitative investment process to select

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Notes to Financial Statements (unaudited) (continued)

investments designed to provide protection against severe and sustained declines in the performance of the broad-based equity market beyond predetermined levels as reflected by the Equity Hedging Benchmark. As a result of these hedging investment techniques, when the value of the broad-based equity market significantly decreases over a sustained period, the value of your investment in the Fund generally will increase. When the value of the broad-based equity market increases, the value of your investment in the Fund generally will decrease.

During the period, the Fund held a variety of domestic equity index put options, including both long and short positions. These put option positions were taken for the purpose of managing the Fund’s net sensitivity to changes in the value of the broad equity market, and thus to provide protection for Fund shareholders against periods of sustained and severe downturns in the broad equity market. During the period, episodes of significant equity market volatility increased the cost of the long put options commonly used in the Fund to achieve its fundamental hedging purpose. In reaction to that hedging cost increase, the Fund regularly took short positions in put options with strikes that were further out-of-the-money than the strike prices of the long put options held in the Fund. This practice helped defray the costs of providing protection against downturns in the broad equity market.

The risk of using options includes the possibility that the investment results achieved by the Fund may not produce the desired hedge, thereby failing to achieve the original purpose for using the options. Transactions within the Fund may result in significant volatility and the potential for significant loss in Fund value. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration.

Balance Sheet - Values of Derivative Instruments as of March 31, 2011

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts - Options	Investments, at value	$14,754,500	Options written, at value	$1,432,750
Total		$14,754,500		$1,432,750

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Notes to Financial Statements (unaudited) (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2011

Amount of Realized Loss on Derivatives Recognized in Income			Change in Unrealized Appreciation on Derivatives Recognized in Income
	Purchased and Written Options	Total		Purchased and Written Options	Total
Equity Contracts	($90,890,037)	($90,890,037)	Equity Contracts	$8,133,963	$8,133,963
Total	($90,890,037)	($90,890,037)	Total	$8,133,963	$8,133,963

The average monthly market value of purchased and written options during the period ended March 31, 2011 were as follows:

Genworth Financial Contra Fund
Purchased Options	$15,351,292
Written Options	$(877,458)

(b) Subsequent Events Evaluation. In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events. There were no subsequent events that necessitated adjustments or disclosures to the financial statements.

(c) Option Contracts. When the Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When an option on an index is exercised, the Fund receives or delivers a cash settlement in the amount of the value of the option exercised.

(d) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any

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Notes to Financial Statements (unaudited) (continued)

repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund did not invest in any repurchase agreements during the period ended March 31, 2011.

(e) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. A fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. The Fund did not invest in any futures contracts during the period ended March 31, 2011.

(f) Investment Transactions and Dividend Income. Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of investments are calculated by using the specific identification method.

(g) Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (unaudited) (continued)

(h) Federal Income Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2010 the Fund decreased undistributed net investment loss by $611,552 and decreased additional paid-in capital by $611,552 due to certain permanent book and tax differences.

2.	Management Agreement, Administration Agreement, and Other Transactions

GFWM acts as the Fund’s investment manager. The Fund pays GFWM a management fee calculated at an annual rate of 1.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. GFWM has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.75% of average daily net assets. During the period ended March 31, 2011, GFWM reimbursed $203,223 of management fees to the Fund, pursuant to the Fund’s current expense limitation agreement. After taking these waivers into account, the Fund’s annual operating expenses were 1.75% of average daily net assets. Effective October 1, 2009, the Fund entered into a new expense limitation agreement affecting these waivers. Any such waiver or reimbursement is subject to later adjustment to allow GFWM to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that GFWM shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the amount was waived or reimbursed. GFWM may not recoup fees that were waived or expenses that were reimbursed prior to October 1, 2009. Waived expenses subject to potential recovery are as follows:

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Notes to Financial Statements (unaudited) (continued)

	Year of Expiration 09/30/2013	Year of Expiration 09/30/2014
Genworth Financial Contra Fund	$298,615	$203,223

U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A. (“USB”), an affiliate of USBFS, provide administrative, accounting, transfer agency, shareholder servicing, dividend disbursing services and custody services to the Fund. For these services, besides custody, USBFS receives an annual fee, paid monthly, from the Fund. USB receives an annual fee, paid monthly, from the Fund for the custody services provided. Fees earned by USBFS and USB for the period ended March 31, 2011 can be found under the caption “Administration, accounting, and shareholder servicing fees” and “Custody fees” on the Statement of Operations.

GFWM has entered into a sub-advisory agreement with Credit Suisse Asset Management, LLC (“Credit Suisse”). Pursuant to the sub-advisory agreement, Credit Suisse is responsible for the day-to-day portfolio operations and investment decisions of the Fund. GFWM, not the Fund, pays Credit Suisse a sub-advisory fee of 0.85% of the Fund’s average daily net assets.

Capital Brokerage Corporation acts as the Fund’s distributor and is an affiliate of GFWM and the Fund.

3.	Reverse Stock Split

During the six-month period ended March 31, 2011, there were no reverse stock splits.

During the year ended September 30, 2010, the Fund’s shares were adjusted to reflect two reverse stock splits. The effect of these reverse stock splits was to reduce the number of shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate net asset value. All historical per share information has been retroactively adjusted to reflect these reverse stock splits. Set forth below are details regarding the reverse stock splits effected on October 16, 2009 and April 16, 2010.

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Notes to Financial Statements (unaudited) (continued)

Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
10/16/09	1 for 100	$0.30	$29.94	44,012,673	440,127
4/16/10	1 for 500	$0.48	$238.14	36,748,034	73,496

During the year ended September 30, 2009, there were no reverse stock splits.

During the year ended September 30, 2008, the Fund’s shares were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding of the Fund while maintaining the Fund’s and each shareholder’s aggregate net asset value. All historical per share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse stock split effected on May 19, 2008.

Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
5/19/08	1 for 100	$0.42	$41.85	22,944,509	229,445

4.	Capital Shares

The Trust’s Declaration of Trust authorizes the Board of Trustees to issue shares without limitation as to numbers and without par value.

Transactions in shares of the Fund were as follows:

	Period Ended March 31, 2011	Year Ended September 30, 2010
Beginning Shares	228,018	46,728,715
Shares sold	10,388,136	40,217,993
Dividends reinvested	—	—
Shares redeemed	(697,929)	(86,718,690)
Net share reduction due to 1 for 100 reverse stock split	—	(43,572,546)
Net share reduction due to 1 for 500 reverse stock split	—	(36,674,538)
Ending Shares	9,918,225	228,018

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Notes to Financial Statements (unaudited) (continued)

5.	Option Contracts Written

The premium amount and number of option contracts written during the period ended March 31, 2011 were as follows:

	Amount of Premiums	Number of Contracts
Outstanding at 9/30/10	$8,525,095	5,800
Options written	8,443,591	16,200
Options expired	—	—
Options exercised	—	—
Options closed	(13,908,395)	(18,200)
Outstanding at 03/31/11	$3,060,291	3,800

6.	Federal Income Tax Information & Distributions to Shareholders

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the capital loss carryforwards of the Fund, if any, will be contained within the “Federal Income Taxes” section of the financial statement notes for the fiscal year ending September 30, 2012.

The tax characterization of distributions for the Fund for the fiscal years ended September 30, 2010 and 2009 was as follows:

	Year Ended September 30, 2010	Year Ended September 30, 2009
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	—	—
Total distribution paid	$—	$—

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Notes to Financial Statements (unaudited) (continued)

The following information is computed on a tax basis for each item as of September 30, 2010:

Federal tax cost of securities	$39,490,619
Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation	—
Undistributed ordinary income	—
Post-October losses	(98,475,067)
Other accumulated loss	(277,415,757)
Total accumulated deficit	$(375,890,824)

As of September 30, 2010, the Fund had the following capital loss carryforwards for federal income tax purposes:

Amount	Expires September 30,
$94,073,472	2013
36,133,024	2014
50,953,953	2015
71,382,038	2016
—	2017
24,873,270	2018

To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryforward. Utilization of the carryforwards will happen only if there are gains in the future, which would require severe and sustained declines in the performance of the broad-based equity markets.

At September 30, 2010, the Fund had net realized losses from transactions between November 1, 2009 and September 30, 2010 of $98,475,067 which was deferred for tax purposes and recognized on October 1, 2010.

The Trust is subject to financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Trust’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.

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Notes to Financial Statements (unaudited) (continued)

7.	Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of such loss to be remote.

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Additional Information (unaudited)

1.	Disclosure Regarding Fund Trustees and Officers

Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling GFWM at 1-888-278-5809.

Name, Address, and Year of Birth	Postion(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees:
John A. Fibiger c/o Genworth Financial Asset Management Funds (“GFAM Funds”) 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1932	Lead Independent Trustee	Since 2004	Retired.	20	Trustee, GPS Funds II; Trustee, Genworth Variable Insurance Trust (“GVIT”); Director, Fidelity Life Association (life insurance company); Director, Members Mutual Holding co.; Member, Executive Committee, Austin Symphony Orchestra Board of Directors; Life Trustee, Museum of Science, Boston, Massachusetts.
Dwight M. Jaffee c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1943	Independent Trustee	Since 2004	Willis H. Booth Professorship of Banking and Finance II, Walter A. Haas School of Business, University of California, Berkeley (1998 to present).	1	Co-Chairman, Fisher Center for Real Estate & Urban Economics, University of California, Berkeley; Member, Academic Advisory Board, Fitch Ratings.
Douglas A. Paul c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1947	Independent Trustee	Since 2004	Independent Consultant (2002 to present).	1	Independent Director, Capital Bank and Trust Company, a federal savings bank affiliated with The Capital Group Companies, Inc.

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Additional Information (unaudited) (continued)

Name, Address, and Year of Birth	Postion(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee:
Gurinder S. Ahluwalia** c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1965	Interested Trustee, Chairman	Since 2005	President and CEO, GFWM (2009 to present); Co-Chairman, GFWM (2008 to 2009); Vice Chairman, AssetMark Investment Services, Inc. (2006 to 2008); President and Chairman, Genworth Financial Asset Management (2004 to 2008).	20

Trustee, GPS Funds II; Trustee, GVIT; Director, Genworth Financial Trust Company, GFWM, and Genworth Financial Asset Management, Inc.; Centurion Capital Group Inc., Centurion Financial Advisors Inc.

Director, Altegris Investment, Inc. and Altegris Portfolio Management, Inc. dba Altegris Funds

*	Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
**	Mr. Ahluwalia is a trustee who is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of GFWM and certain of its affiliates.

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Additional Information (unaudited) (continued)

Name, Address, and Year of Birth	Postion(s) Held with Fund	Length) of Time Served	Principal Occupation(s) During Past 5 Years
Officers:
Carrie E. Hansen c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1970	President	Since 2008	President, GPS Funds I (2007 to present), GPS Funds II (2011 to present) and GVIT (2008 to present); Senior Vice President and Chief Operations Officer, GFWM (2008 to present); Chairman, Genworth Financial Trust Company (2008 to present); Senior Vice President and Managing Director, AssetMark Funds (2007 to 2008); Treasurer and Chief Compliance Officer, GFAM Funds (2007 to 2008); Chief Compliance Officer, AssetMark Funds (2005 to 2008); Treasurer, AssetMark Funds (2001 to 2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly AssetMark Investment Services, Inc. (2004 to 2007).
Deborah Djeu c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1962	Vice President, Chief Compliance Officer and AML Compliance Officer	Since 2008	Vice President, Chief Compliance Officer and AML Compliance Officer, GPS Funds I (2008 to present), GPS Funds II (2011 to present) and GVIT (2008 to present); Deputy Chief Compliance Officer, AssetMark Funds (2007 to 2008); Compliance Manager, GE Money (2006 to 2007); Vice President, Wells Fargo Investments LLC (2004 to 2006).
Robert J. Bannon c/o GFAM Funds 16501 Ventura Boulevard Suite 201 Encino, CA 91436 Year of Birth: 1957	Chief Risk Officer	Since 2010	Chief Risk Officer, GPS Funds I (2010 to present), GPS Funds II (2011 to present) and GVIT (2010 to present); Senior Vice President and Chief Risk Officer, GFWM (2007 to present); Senior Vice President and Chief Investment Officer, Bank of the West, formerly Sanwa Bank California (2000 to 2005).
Starr E. Frohlich c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1972	Vice President and Treasurer	Since 2010	Vice President and Treasurer, GPS Funds I (2010 to present), GPS Funds II (2011 to present) and GVIT (2010 to present); Director of Fund Administration, GFWM (2010 to present); Vice President, U.S. Bancorp Fund Services, LLC (1997 to 2010).

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Additional Information (unaudited) (continued)

Name, Address, and Year of Birth	Postion(s) Held with Fund	Length) of Time Served	Principal Occupation(s) During Past 5 Years
Simi K. Gill c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1973	Secretary; Deputy Chief Compliance Officer	Since 2010; Since 2009	Senior Compliance Officer, GFWM (2007 to present); Fund Administration & Compliance Associate, GFWM, formerly AssetMark Investment Services, Inc. (2004 to 2006).
Regina M. Fink c/o GFAM Funds 16501 Ventura Boulevard Suite 201 Encino, CA 91436 Year of Birth: 1956	Assistant Secretary; Vice President	Since 2009; Since 2004	Vice President, Senior Counsel and Assistant Secretary, GFWM (2008 to present); Senior Counsel and Assistant Secretary, GFWM (2006 to present); Vice President, Senior Counsel and Secretary, GFAM (2002 to 2008).

2.	Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to the Fund’s portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

3.	Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreement (Unaudited)

At a meeting held on November 19, 2010 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Genworth Financial Asset Management Funds (the “Trust”) conducted its annual review and consideration of the renewal of the investment advisory agreement between Genworth Financial Wealth Management, Inc. (“GFWM”) and the Trust, on behalf of the Genworth Financial Contra Fund (the “Fund”) (the “Advisory Agreement”). In addition, the Board considered the renewal of the investment sub-advisory agreement between Credit Suisse Asset Management, LLC (“Credit Suisse”) and GFWM, on behalf of the Fund (the “Sub-Advisory Agreement”). The Board, including all of the independent Trustees, determined to approve the continuance of both agreements. The Advisory Agreement and Sub-Advisory Agreement are collectively referred to herein as the “Agreements.”

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Additional Information (unaudited) (continued)

The material factors considered and the conclusions that formed the bases of the Board’s approval of the Agreements are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. In preparation for the Meeting, the Trustees requested, received, and considered information relevant to their consideration of the Agreements. In deciding to approve each of the Agreements, the Board did not identify any particular information or any single factor or conclusion that was controlling.

The Trustees received assistance and advice regarding legal and industry standards from counsel, which included a memorandum detailing the Trustees’ legal duties and obligations in considering the renewal of the Agreements. The independent Trustees also discussed the consideration and approval of the Agreements with their counsel in executive session, at which no representatives of GFWM or Credit Suisse were present.

The Advisory Agreement

Materials Reviewed and the Review Process

The Trustees specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board related to, among other things: (a) the terms and conditions of the Advisory Agreement; (b) the nature, quality, and scope of the services to be provided by GFWM, as well as the schedule of fees to be charged for such services; (c) the investment performance of the Fund; (d) comparative fee information; (e) information regarding GFWM’s personnel, operations, financial position, and business operations; and (f) information regarding GFWM’s brokerage and compliance practices.

In addition, during the course of the year, the Trustees received a variety of materials relating to the services provided by GFWM to the Fund, including: (a) reports on the Fund’s investment performance; (b) compliance reports; and (c) other information relating to the nature, extent and quality of services provided by GFWM to the Fund.

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Additional Information (unaudited) (continued)

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve the Advisory Agreement. These factors and conclusions are described below.

Nature, Extent and Quality of Services Provided

With respect to the nature, extent and quality of services provided by GFWM, the Board considered the investment objective and unique investment strategy of the Fund, as well as GFWM’s role in implementing the strategy to accomplish that objective. The Board examined the extent of the work and analysis performed by GFWM, as well as the success of the Fund in fulfilling its objective. The Board also considered GFWM’s capabilities in providing administrative and compliance services needed to support the management of the Fund and the oversight of Credit Suisse.

Based on the factors described above, among others, along with the information provided to the Board in advance of the Meeting and throughout the year, the Trustees concluded that the nature, extent and quality of the services to be provided by GFWM to the Fund would likely benefit the Fund and its shareholders.

Investment Performance of the Fund

The Board considered the investment performance of the Fund in light of the Fund’s investment objective of providing protection against declines in the value of certain assets managed by GFWM for its private advisory clients. The Board compared the Fund’s performance to the performance of its benchmark index, as well as other market indices. The Trustees also considered the investment results of GFWM’s private advisory clients that allocated a portion of their portfolio to the Fund compared to GFWM’s private advisory clients that had not maintained such an allocation. Based on its evaluation, the Board concluded that the Fund had performed in accordance with its purpose and that GFWM’s continued management of the Fund is in the best interests of the Fund and its shareholders.

Advisory Fees, Total Expenses, Level of Profits and Economies of Scale

The Trustees reviewed the advisory fees and total expenses of the Fund (as a percentage of average net assets) and compared them with the average fees and

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Additional Information (unaudited) (continued)

expenses of other comparable mutual funds, as identified by the Fund’s management. However, due to the Fund’s objective and the Fund’s role in the management of assets by GFWM for its private advisory clients, the Board recognized the inherent limitations of such data. The Trustees considered that GFWM had waived a portion of its advisory fee and the impact of such waiver on GFWM’s profitability with respect to the Fund. The Trustees observed that GFWM indirectly benefits from advising the Fund because the Fund is an important component of the package of services GFWM offers to its private advisory clients. The Trustees considered each of these factors in conjunction with the benefits to the Fund of being offered through financial professionals using GFWM’s various investment programs. The Trustees concluded that the level of fees to be paid by the Fund to GFWM is fair and reasonable in relation to the services to be provided by GFWM to the Fund.

Conclusions

Based on its evaluation of the relevant factors, the Board, including a majority of the independent Trustees, concluded that all of the factors above supported the renewal of the Advisory Agreement between the Fund and GFWM. The Board, including a majority of the independent Trustees, also concluded that the advisory fee is reasonable and that the renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

The Sub-Advisory Agreement

Materials Reviewed and the Review Process

Assisted by independent legal counsel, the Trustees specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board related to, among other things: (a) the terms and conditions of the Sub-Advisory Agreement; (b) the nature, quality and scope of the services to be provided by Credit Suisse, as well as the schedule of fees to be charged for such services; (c) the investment performance of the Fund; (d) comparative fee information; (e) information regarding Credit Suisse’s personnel, operations, financial position and business operations; and (f) information regarding Credit Suisse’s brokerage and compliance practices and its compliance program.

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Additional Information (unaudited) (continued)

In addition, during the course of the year, the Trustees received a variety of materials relating to the services provided by Credit Suisse to the Fund, including: (a) reports on the Fund’s investment performance; (b) compliance reports; and (c) other information relating to the nature, extent and quality of services provided by Credit Suisse to the Fund.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve the Sub-Advisory Agreement. These factors and conclusions are described below.

Nature, Extent and Quality of Services Provided

The Trustees considered Credit Suisse’s investment management process, including (a) the experience, capability, and integrity of Credit Suisse’s management, investment professionals, and other personnel; (b) the financial position of Credit Suisse; (c) the quality and commitment of Credit Suisse’s regulatory and legal compliance policies, procedures and systems; and (d) Credit Suisse’s brokerage and trading practices. The Trustees also considered Credit Suisse’s investment approach and level of expertise in trading the types of instruments in which the Fund invests.

Based on the factors described above, among others, along with the information provided to the Board in advance of the Meeting and throughout the year, the Trustees concluded that the nature, extent and quality of the services to be provided by Credit Suisse to the Fund would likely benefit the Fund and its shareholders.

Investment Performance of the Fund

As noted above, due to the Fund’s strategy and lack of an appropriate fund peer group, the Board reviewed not only the performance results of the Fund but also looked at the performance of market indices. Based on its evaluation, the Board concluded that the Fund’s performance record demonstrated that Credit Suisse’s continued service is in the best interests of the Fund and its shareholders.

Advisory Fees, Total Expenses, Level of Profits and Economies of Scale

The Board reviewed the financial information relating to Credit Suisse and considered the value of the work and resources provided by Credit Suisse in

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Additional Information (unaudited) (continued)

relation to the fees that Credit Suisse receives. The Board considered that Credit Suisse is paid by GFWM based on a percentage of Fund assets. In addition, the Trustees observed that due to the nature of Fund’s investment strategy, negligible ancillary benefits may accrue to Credit Suisse as a result of serving as sub-advisor to the Fund.

Conclusions

Based on their evaluation of the relevant factors, the Board, including a majority of the independent Trustees, concluded that all of the factors above supported the renewal of the Sub-Advisory Agreement with Credit Suisse. The Board, including a majority of the independent Trustees, also concluded that the sub-advisory fee to be paid to Credit Suisse is reasonable and that the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.

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Genworth Financial Asset Management Funds

Genworth Financial Contra Fund

The Fund is a separate investment fund of the Genworth Financial Asset Management Funds, a Delaware statutory trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of the shareholders of the Genworth Financial Asset Management Funds — Genworth Financial Contra Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus.

DISTRIBUTOR

Capital Brokerage Corporation (dba Genworth Financial Brokerage Corporation in Indiana) 6620 West Broad Street Building 2 Richmond, VA 23230 Member FINRA

INVESTMENT ADVISOR Genworth Financial Wealth Management, Inc. 2300 Contra Costa Blvd., Ste. 600 Pleasant Hill, CA 94523

This document must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money.

A Statement of Additional Information, which includes additional information about the Fund’s Trustees, is available, without charge, upon request to Genworth Financial Wealth Management, Inc., at 1-888-278-5809.

CONTRA_SEMI-ANNUAL 033111

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) of the 1940 Act. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Genworth Financial Asset Management Funds

By	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	05/27/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	05/27/2011

By	/s/ Starr E. Frohlich
Starr E. Frohlich, Principal Financial Officer/Treasurer

Date	05/27/2011